Other Operating Income and Gains	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Operating Income and Gains
6	OTHER OPERATING INCOME AND GAINS

	2020 RMB million	2019 RMB million	2018 RMB million
Co-operation routes income (note (a))	3,650	5,436	4,536
Routes subsidy income (note (b))	372	353	441
Other subsidy income (note (c))	1,326	535	453
Gain on disposal of items of property, plant and equipment	55	40	290
Gain on disposal of prepayments for land use rights	—	—	210
Gain on disposal of an associate	—	—	5
Dividend income from a financial asset at fair value through profit or loss	6	3	6
Dividend income from equity investments designated at fair value through other comprehensive income	12	19	23
Compensation from ticket sales agents	53	331	348
Gain on disposal of a subsidiary	—	64	—
Others	224	421	280

	5,698	7,202	6,592

Notes:

(a)
Co-operation
routes income represents subsidies granted by various local authorities and other parties, with which the Group developed certain routes to support the development of local economy. The amounts granted are calculated based on the agreements entered into by all parties.

(b)	Routes subsidy income represents subsidies granted by various authorities to support certain international and domestic routes operated by the Group .
(c)	Other subsidy income represents subsidies granted by various local authorities based on certain amounts of tax paid and other government grants.
(d)	There are no unfulfilled conditions or other contingencies related to subsidies that were recognized for the years ended December 31, 2020, 2019 and 2018.